Debt - Credit Facilities Table (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017		Dec. 31, 2016		Dec. 31, 2015
Line of Credit Facility [Line Items]
Outstanding balance	$ 6,122,876		$ 5,081,715		$ 2,713,000
Outstanding balance, current	0		0		0
2015 CCH Credit Facility [Member]
Line of Credit Facility [Line Items]
Original facility size	8,403,714		8,403,714
Outstanding balance	1,941,737		2,380,788		$ 2,713,000
Commitments terminated	3,832,263		2,420,212
Letters of credit issued	0		0
Available commitment	$ 2,629,714		$ 3,602,714
Debt Instrument, Description of Variable Rate Basis	LIBOR or base rate	[1]	LIBOR or base rate	[2]
Debt Instrument, Maturity Date, Description	Earlier of May 13, 2022 or second anniversary of CCL Trains 1 and 2 completion date		Earlier of May 13, 2022 or second anniversary of CCL Trains 1 and 2 completion date
2015 CCH Credit Facility [Member] | Completion Of First Two Trains [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Increase	0.25%		0.25%
2015 CCH Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%	[1]	2.25%	[2]
2015 CCH Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Completion Of First Two Trains [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.50%
2015 CCH Credit Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%	[1]	1.25%	[2]
2015 CCH Credit Facility [Member] | Base Rate [Member] | Completion Of First Two Trains [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.50%
CCH Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Original facility size	$ 350,000		$ 350,000
Outstanding balance, current	0		0
Commitments terminated	0		0
Letters of credit issued	82,161		0
Available commitment	$ 267,839		$ 350,000
Debt Instrument, Description of Variable Rate Basis	LIBOR or base rate		LIBOR or base rate
Debt Instrument, Maturity Date, Description	December 14, 2021, with various terms for underlying loans		December 14, 2021, with various terms for underlying loans
CCH Working Capital Facility [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.50%		1.50%
CCH Working Capital Facility [Member] | Minimum [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%		0.50%
CCH Working Capital Facility [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%		2.00%
CCH Working Capital Facility [Member] | Maximum [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%		1.00%

[1]	There is a 0.25% step-up for both LIBOR and base rate loans following completion of Trains 1 and 2 of the Liquefaction Project.
[2]	There is a 0.25% step-up for both LIBOR and base rate loans following completion of the first two Trains of the Liquefaction Project.